Investment In Associate	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Investment In Associate
10. INVESTMENT IN ASSOCIATE
The Group has a 42.27% interest in Litres Holdings Limited (together with its subsidiaries “Litres”), which is incorporated and domiciled in Cyprus. Litres is a leading distributor of
e-books
and audiobooks in Russia. Litres is not publicly listed. The Group accounts for the investment in Litres using the equity method.
The following table summarizes the financial information of Litres as included in its own consolidated financial statements, adjusted for fair value adjustments at acquisition (disclosed below separately) and differences in accounting policies. The table also reconciles the summarized financial information to the carrying amount of the Group’s interest in Litres.

	December 31, 2021	December 31, 2020
Current assets	1,141	805
Non-current assets	550	360
Current liabilities	(1,072)	(951)
Non-current liabilities	(108)	(2)

Net assets of the associate	511	212

Group’s share of net assets – 42.27% (2020: 42.27%)	217	90
Goodwill	964	964
Fair value adjustments (including the effect of the subsequent accounting)	57	57

Group’s carrying amount of the investment	1,238	1,111

	2021	2020	2019
Revenue	6,742	5,077	3,823
Profit for the year	507	278	168
Total comprehensive income	507	278	168
The Group’s share of profit before fair value adjustments	214	118	71
Amortization of assets based on their fair values at acquisition	(17)	(6)	(17)

The Group’s share of total comprehensive income	197	112	54

The movement of the investment in Litres is presented below:

	December 31, 2021	December 31, 2020
Carrying amount of the investment at the beginning of the year	1,111	1,139
Share of total comprehensive income	197	112
Dividends received / receivable	(70)	(140)

Carrying amount of the investment at the end of the year	1,238	1,111

The associate had no contingent liabilities or capital commitments as at December 31, 2021 and 2020.